Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, Preferred Shares
Amount Registered | shares	1,095,000
Maximum Aggregate Offering Price	$ 13,983,150.00	[1]
Carry Forward Form Type	N-2/A
Carry Forward File Number	333-282607
Carry Forward Initial Effective Date	Jan. 15, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,140.82
Offering Note	The Registrant previously registered 4,800,000 Common Shares, Preferred Shares and Rights to purchase Common Shares (collectively, “Securities”) in reliance on Rule 457(c) under the Securities Act, with respect to which the Registrant paid filing fees of $9,393.56 in its prior Registration Statement (File No. 333-282607), which was declared effective on January 15, 2025 (the “2025 Registration Statement”). As of the time of this filing, 1,095,000 Securities remain unsold from the 2025 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Securities, with respect to which $2,140.82 in filing fees have already been paid. Because this Registration Statement only includes such carry forward Securities for which a registration fee was previously paid, no additional filing fees are currently due.

[1]	The maximum aggregate offering price was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.